Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
33.	Subsequent events
Purchase of the non-controlling interests in Kuayue Express
In December 2024, JD Logistics entered into an equity transfer agreement (the “Purchase”) with certain non-controlling interests shareholders of Kuayue-Express Group Co., LTD. (“Kuayue Express”), a non-wholly owned subsidiary of JD Logistics in which JD Logistics held approximately

63.57%
equity interest before the Purchase, upon satisfying certain closing conditions to acquire the remaining approximately
 36.43%
equity interest in Kuayue Express at the total consideration of not more than approximately
RMB6,484
million subject to adjustments as set out in the said agreement. The transaction has been approved by the extraordinary general meeting of JD Logistics in April 2025. The Group is currently evaluating the impact from the transaction on its consolidated financial statements.
Dividends
In March 2025, the Company declared an annual cash dividend for the year ended December 31, 2024 of US$0.50 per ordinary share, or US$1.00 per ADS, for an aggregate amount of approximately US$1.44 billion based on the number of shares on record date.
“Going Private” transaction of Dada
In April 2025, Dada entered into an agreement and plan of merger with the Group’s wholly owned subsidiaries. Once the merger contemplated in that agreement is completed, Dada will become the Group’s wholly owned subsidiary. At the completion of the merger, each ADS and ordinary share of Dada will be cancelled and cease to exist in exchange for the right to receive $2.0 per ADS and $0.5 per share from the Company, respectively, subject to adjustments as set out in the said agreement. As the Group controls Dada and will continue to control after the transaction, the transaction is expected to be accounted for as a common control transaction with the net assets transferred recorded at its carrying amount, and no gain or loss will be recognized in the consolidated statements of operations and comprehensive income.